Shareholders Equity	12 Months Ended
Dec. 31, 2014
Shareholders Equity [Text Block]
SHAREHOLDERS’ EQUITY

16 - 1 Common stock

As of December 31, 2014, EDAP TMS S.A.’s common stock consisted of 25,246,948 issued shares (including 3,000,000 new shares issued in the June 2014 Placement for an amount of Euros 6,064 thousand after deduction of capital increase costs of Euros 777 thousand) fully paid and with a par value of Euros 0.13 each. 24,865,420 of the shares were outstanding.

16 - 2 Pre-emptive subscription rights

Shareholders have preemptive rights to subscribe on a pro rata basis for additional shares issued by the Company for cash. Shareholders may waive such preemptive subscription rights at an extraordinary general meeting of shareholders under certain circumstances. Preemptive subscription rights, if not previously waived, are transferable during the subscription period relating to a particular offer of shares.

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EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

16 - 3 Dividend rights

Dividends may be distributed from the statutory retained earnings, subject to the requirements of French law and the Company’s by-laws. The Company has not distributed any dividends since its inception as the result of an accumulated statutory deficit of Euros 27,821 thousand. Dividend distributions, if any, will be made in euros. The Company has no plans to distribute dividends in the foreseeable future.

16 - 4 Treasury stock

As of December 31, 2014, the 381,528 shares of treasury stock consisted of (i) 190,238 shares acquired between August and December 1998 for Euros 649 thousand, and (ii) 191,290 shares acquired in June and July 2001 for Euros 523 thousand. All 381,528 shares of treasury stock have been acquired to cover outstanding stock options (see Note 16-5).

16 - 5 Stock-option plans

As of December 31, 2014, EDAP TMS S.A. sponsored three stock purchase and subscription option plans:

On May 22, 2007, the shareholders of EDAP TMS S.A. authorized the Board of Directors to grant up to 600,000 options to subscribe to 600,000 new Shares. at a fixed price to be set by the Board of Directors.

Conforming to this stock option plan, on October 29, 2007, the Board of Directors granted 504,088 options to subscribe to new Shares to certain employees of EDAP TMS. The exercise price was fixed at Euros 3.99 per share. Options were to begin vesting one year after the date of grant and all options were fully vested as of October 29, 2011 (i.e., four years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four years from the date of grant. The options expire on October 29, 2017 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At December 31, 2007 the total fair value of the options granted under this plan was Euros 1,731 thousand. This non-cash financial charge has been recognized in the Company’s operating expenses over a period of 48 months, between October 2007 and October 2011. There was no impact on 2012, 2013 and 2014 operating income. Under this plan, 414.588 options are still in force on December 31, 2014.

Conforming to this stock option plan, on June 25, 2010, the Board of Directors granted the remaining 95,912 options to subscribe to new Shares to certain employees of EDAP TMS. The exercise price was fixed at Euros 1.88 per share. Options were to begin vesting one year after the date of grant and will be fully vested as of June 25, 2014 (i.e., four years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four years from the date of grant. The options expire on June 25, 2020 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At June 25, 2010 the total fair value of the options granted under this plan was Euros 143 thousand. This non-cash financial charge will be recognized in the Company’s operating expenses over a period of 48 months. The impact on operating income, in accordance with ASC 718, was Euros 30 thousand, Euros 15 thousand and Euros 4 thousand in 2012, 2013 and 2014 respectively. Under this plan, 95.912 options are still in force on December 31, 2014.

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EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

On June 24, 2010, the shareholders authorized the Board of Directors to grant up to 229,100 options to purchase pre-existing Shares at a fixed price to be set by the Board of Directors. All of the Shares that may be purchased through the exercise of stock options are currently held as treasury stock. Conforming to this stock option plan, on June 25, 2010, the Board of Directors granted 229,100 options to purchase existing Shares to certain employees of EDAP TMS. The exercise price was fixed at Euros 2.38 per share. Options were to begin vesting one year after the date of grant and will be fully vested as of June 25, 2014 (i.e., four years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four years from the date of grant. The options expire on June 25, 2020 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier.  At June 24, 2010 the total fair value of the options granted under this plan was Euros 328 thousand. This non-cash financial charge will be recognized in the Company’s operating expenses over a period of 48 months. The impact on operating income, in accordance with ASC 718, was Euros 47 thousand, Euros 26 thousand and Euros 8 thousand in 2012, 2013 and 2014 respectively. Under this plan, 149,100 options are still in force on December 31, 2014.

On December 19, 2012, the shareholders authorized the Board of Directors to grant up to 500,000 options to subscribe to 500,000 new shares at a fixed price to be set by the Board of Directors. Conforming to this stock option plan, the Board of Directors granted 500,000 options to subscribe Shares to certain employees of EDAP TMS on January 18, 2013. The exercise price was fixed at Euros 1.91 per share. Options were to begin vesting one year after the date of grant and all options will be fully vested as of January 18, 2017 (i.e., four years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four years from the date of grant. The options expire on January 18, 2023 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At December 31, 2013 the total fair value of the options granted under this plan was Euros 660 thousand. This non-cash financial charge has been recognized in the Company’s operating expenses over a period of 48 months,. The impact on operating income, in accordance with ASC 718, was Euros 327 thousand and Euros 128 thousand in 2013 and 2014 respectively. Under this plan, 436,250 options are still in force on December 31, 2014.

As of December 31, 2014, a summary of stock option activity to purchase or to subscribe to Shares under these plans is as follows:

	2014		2013		2012
	Options	Weighted average exercise price (Euros )	Options	Weighted average exercise price (Euros )	Options	Weighted average exercise price (Euros )
Outstanding on January 1,	1,310,850	2.70	810,850	3.18	830,025	3.23
Granted	-	-	500,000	1.91	-	-
Exercised	(750)	3.99	-	-	-	-
Forfeited	(90,250)	2.07	-	-	(15,750)	3.17
Expired	(124,000)	2.60	-	-	(3,425)	2.02
Outstanding on December 31,	1,095,850	2.76	1,310,850	2.70	810,850	3.18
Exercisable on December 31,	784,600	3.09	743,347	3.27	675,844	3.38

Shares purchase options available for grant on December 31	232,428		83,428		83,428

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EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

The following table summarizes information about options to purchase existing Shares held by the Company, or to subscribe to new Shares, at December 31, 2014:

	Outstanding options				Fully vested options (1)
Exercise price (Euros )	Options	Weighted average remaining contractual life	Weighted average exercise price (Euros )	Aggregate Intrinsic Value (2)	Options	Weighted average exercise price (Euros )	Aggregate Intrinsic Value (2)
3.99	414,588	2.8	3.99	-	414,588	3.99	-
2.38	149,100	5.5	2.38	-	149,100	2.38	-
1.91	436,250	8.0	1.91	6,745	125,000	1.91	1,932
1.88	95,912	5.5	1.88	4,360	95,912	1.88	4,360
1.88 to 3.99	1,095,850	5.5	2.76	11,105	784,600	3.09	6,292

(1) (2)
Fully vested options are all exercisable options

  The aggregate intrinsic value represents the total pre-tax intrinsic value, based on the Company’s closing stock price of $2.33 at December 31, 2014, which would have been received by the option holders had all in-the-money option holders exercised their options as of that date.

A summary of the status of the non-vested options to purchase shares or to subscribe to new shares as of December 31, 2014, and changes during the year ended December, 2014, is presented below:

	Options	Weighted average Grant-Date Fair Value (Euros )
Non-vested at January 1, 2014	567,503	1.34
Granted	-	-
Vested	(192,503)	1.37
Forfeited	(63,750)	1.32
Non-vested at December 31, 2014	311,250	1.32

As of December 31, 2014, there were Euros 121 thousand of total unrecognized compensation expenses related to non-vested stock-options, over a weighted average period of 2.05 years.

16 - 6 Warrants

On January 25, 2012, pursuant to the Exchange Agreement, we issued warrants (the “2012 Exchange Offer Warrantsâ€ï¿½?)  to purchase 408,691 newly issued ordinary shares, to certain holders of the New Debentures, at an exercise price equal to the par value per share. The 2012 Exchange Offer Warrants are exercisable immediately and will expire on January 24, 2022. The fair value of the 2012 Exchange Offer Warrants at inception amounts to Euros 805 thousand.

At inception, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $2.59
-	Strike price of warrants: Euros 0.13
-	Risk free interest rate at 10 years: 2.08%
-	Share price volatility: 120%

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EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

On that basis, the unit fair value of the 2012 Exchange Offer Warrants was $2.56 per warrant at inception date. The total fair value for the 408,691 issued 2012 Exchange Offer Warrants was $1.047 million at inception date.

On January 16, 2013, the holders exercised in full the 408,691 2012 Exchange Offer Warrants.